Derivative Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Outstanding Notional Balances and Fair Values of Outstanding Derivative Positions
The following tables provide the outstanding notional balances and fair values of outstanding derivative positions at March 31, 2022 and December 31, 2021.

(Dollars in thousands)	Outstanding Notional Balance	Asset Derivative Fair Value	Liability Derivative Fair Value	Pay Rate (1)	Receive Rate (1)	Remaining Term (2)
March 31, 2022
Pay-fixed interest rate swap (*)	$—	$—	$—	0.20%	USD Fed Funds-H.15	3.4
Risk participation agreements purchased	11,739	1	—	—	—	3.0
Risk participation agreements sold	30,000	—	37	—	—	5.0
Commercial loan interest rate swaps:
Loan customer counterparty	141,540	—	3,872	—	4.48%	5.4
Financial institution counterparty	141,540	3,872	—	4.48%	—	5.4

	$324,819	$3,873	$3,909

(Dollars in thousands)	Outstanding Notional Balance	Asset Derivative Fair Value	Liability Derivative Fair Value	Pay Rate (1)	Receive Rate (1)	Remaining Term (2)
December 31, 2021
Pay-fixed interest rate swap (*)	$—	$—	$—	0.20%	USD Fed Funds-H.15	3.7
Commercial loan interest rate swaps:
Loan customer counterparty	77,587	—	389		4.21%	7.6
Financial institution counterparty	77,587	389	—	4.21%		7.6

	$155,174	$389	$389

(*)	Facility terminated on February 18, 2021 (see disclosure narrative on cash flow hedge above).
(1)	Weighted average rate.
(2)	Weighted average life (in years).

The following tables provide the outstanding notional balances and fair values of outstanding derivative positions at December 31, 2021 and 2020.

(Dollars in thousands)	Outstanding Notional Balance	Asset Derivative Fair Value	Liability Derivative Fair Value	Pay Rate (1)	Receive Rate (1)	Remaining Term (2)
December 31, 2021
Pay-fixed interest rate swap (*)	$—	$—	$—	0.20%	USD Fed Funds-H.15	3.7
Commercial loan interest rate swaps:
Loan customer counterparty	77,587	—	389		4.21%	7.6
Financial institution counterparty	77,587	389	—	4.21%		7.6

	$155,174	$389	$389

(*)	Facility terminated on February 18, 2021 (see disclosure narrative on cash flow hedge above).
(1)	Weighted average rate.
(2)	Weighted average life (in years).

(Dollars in thousands)	Outstanding Notional Balance	Asset Derivative Fair Value	Liability Derivative Fair Value	Pay Rate (1)	Receive Rate (1)	Remaining Term (2)
December 31, 2020
Pay-fixed interest rate swap (*)	$100,000	$216	$8	0.20%	USD Fed Funds-H.15	4.7
Commercial loan interest rate swaps:
Loan customer counterparty	15,305	271	—		4.39%	9.8
Financial institution counterparty	15,305	—	271	4.39%		9.8

	$130,610	$487	$279

(*)	Facility terminated on February 18, 2021 (see disclosure narrative on cash flow hedge above).
(1)	Weighted average rate.
(2)	Weighted average life (in years).